Segment Reporting - Schedule of Revenue by Customers (Details) - Revenues - Customers	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
A | Switzerland
Segment Reporting Information [Line Items]
Percentage of revenues	16.00%
B | Germany
Segment Reporting Information [Line Items]
Percentage of revenues	14.00%
C | United Arab Emirates
Segment Reporting Information [Line Items]
Percentage of revenues	12.00%
D | USA
Segment Reporting Information [Line Items]
Percentage of revenues	11.00%
E | Singapore
Segment Reporting Information [Line Items]
Percentage of revenues		45.00%	22.00%
F | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues		13.00%
G | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues		13.00%	11.00%
H | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues			17.00%